Business Combination, Significant Transaction and Sale of Business (Details 17) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Oct. 04, 2016
Disclosure of detailed information about business combination [line items]
Long term liabilities in respect of business combinations	$ 4,711	$ 8,869
Network Infrastructure Technologies Inc [Member]
Disclosure of detailed information about business combination [line items]
Goodwill		495,362	$ 9,044
Intangible assets, net		128,446	2,138
Long term liabilities in respect of business combinations		(8,869)
Deferred Tax Provision		(31,029)	855
Long-term Redeemable non-controlling interests	$ 3,931	(40,411)	$ (3,968)
Network Infrastructure Technologies Inc [Member] | As previously reported [Member]
Disclosure of detailed information about business combination [line items]
Goodwill		497,784
Intangible assets, net		129,821
Long term liabilities in respect of business combinations		(9,611)
Deferred Tax Provision		(30,939)
Long-term Redeemable non-controlling interests		(43,556)
Network Infrastructure Technologies Inc [Member] | The change [Member]
Disclosure of detailed information about business combination [line items]
Goodwill		(2,422)
Intangible assets, net		(1,375)
Long term liabilities in respect of business combinations		742
Deferred Tax Provision		(90)
Long-term Redeemable non-controlling interests		$ 3,145